Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of the Calculation of Basic and Diluted Net Income Per Share
The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net income (loss) applicable to common shareholders - basic	$100,885	$(233,978)	$78,108
Dilutive effect of assumed conversion of convertible debt	—	—	—
Net income (loss) applicable to common shareholders – diluted	$100,885	$(233,978)	$78,108
Denominator:
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,303,200
Dilutive effect of assumed conversion of convertible debt	—	—	—
Dilutive effect of assumed conversion of warrants	—	—	—
Weighted average shares outstanding – diluted	2,477,672	2,477,672	2,303,200
Basic net income (loss) per share	$40.72	$(94.43)	$33.91
Diluted net income (loss) per share	$40.72	$(94.43)	$33.91